Condensed financial information of the parent company (Details) - Schedule of condensed statements of operations and comprehensive loss - Parent Company [Member] - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	$ 6,401,580	$ 385,865	$ 249,107
Total operating expenses	6,401,580	385,865	249,107
Loss from operations	(6,401,580)	(385,865)	(249,107)
Interest income	798,328	4	12
Other expenses	(4,162)	(1,390)	(724)
Exchange gain	340,643	529
Share of loss from subsidiaries	(25,408,649)	(42,016,647)	(12,058,675)
Net loss	(30,675,420)	(42,403,369)	(12,308,494)
Comprehensive loss
Net loss	(30,675,420)	(42,403,369)	(12,308,494)
Other comprehensive income (loss):
Foreign currency translation adjustment	1,418,510	(1,188,488)	(11,363,682)
Comprehensive loss	$ (29,256,910)	$ (43,591,857)	$ (23,672,176)